UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

ALLIANCEBERNSTEIN BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2012

Date of reporting period: June 30, 2012

ITEM 1. SCHEDULE OF INVESTMENTS.

AllianceBernstein Bond Fund—Limited Duration High Income Portfolio

Portfolio of Investments

June 30, 2012 (unaudited)

		Principal Amount (000)	U.S. $ Value
CORPORATES—NON-INVESTMENT GRADES – 66.4%
Industrial – 59.8%
Basic – 4.3%
Aleris International, Inc.
7.625%, 2/15/18	U.S.$	150	$152,250
Commercial Metals Co.
6.50%, 7/15/17		99	99,743
7.35%, 8/15/18		68	69,530
Consol Energy, Inc.
8.00%, 4/01/17		100	103,750
Huntsman International LLC
8.625%, 3/15/20		150	168,375
Ineos Finance PLC
9.00%, 5/15/15(a)		160	168,800
JMC Steel Group
8.25%, 3/15/18(a)		155	153,837
Metals USA, Inc.
11.125%, 12/01/15		145	150,981
Nova Chemicals Corp.
8.625%, 11/01/19		125	141,563
Novelis, Inc./GA
8.375%, 12/15/17		270	288,900
Peabody Energy Corp.
7.375%, 11/01/16		200	220,000
Rock-Tenn Co.
4.45%, 3/01/19(a)		235	241,390
Steel Dynamics, Inc.
7.625%, 3/15/20		205	219,350

			2,178,469

Capital Goods – 10.4%
Ardagh Packaging Finance PLC
7.375%, 10/15/17(a)		200	212,500
Ball Corp.
7.125%, 9/01/16		150	163,313
BE Aerospace, Inc.
6.875%, 10/01/20		180	198,900
Berry Plastics Corp.
8.25%, 11/15/15		270	286,875
Building Materials Corp. of America
6.875%, 8/15/18(a)		150	159,375
CNH Capital LLC
6.25%, 11/01/16(a)		255	272,850
Crown Americas LLC / Crown Americas
Capital Corp. III
6.25%, 2/01/21		210	229,425
Graphic Packaging International, Inc.
7.875%, 10/01/18		175	192,500
Griffon Corp.
7.125%, 4/01/18		150	152,250
HD Supply, Inc.
8.125%, 4/15/19(a)		253	273,240
KUKA AG
8.75%, 11/15/17(a)	EUR	75	101,556
Manitowoc Co., Inc. (The)
9.50%, 2/15/18	U.S.$	175	191,625

		Principal Amount (000)	U.S. $ Value
Mohawk Industries, Inc.
6.375%, 1/15/16	U.S.$	185	$203,962
Owens-Brockway Glass Container, Inc.
7.375%, 5/15/16		225	250,875
Polymer Group, Inc.
7.75%, 2/01/19		175	184,844
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
7.125%, 4/15/19(a)		290	303,050
Sealed Air Corp.
8.125%, 9/15/19(a)		310	345,650
Silgan Holdings, Inc.
5.00%, 4/01/20(a)		89	91,003
Spirit Aerosystems, Inc.
7.50%, 10/01/17		240	261,000
SPX Corp.
6.875%, 9/01/17		200	218,000
Tomkins LLC / Tomkins, Inc.
9.00%, 10/01/18		225	250,312
TransDigm, Inc.
7.75%, 12/15/18		150	164,625
UR Merger Sub Corp.
5.75%, 7/15/18(a)		135	140,400
10.875%, 6/15/16		130	146,088
Vulcan Materials Co.
6.50%, 12/01/16		295	310,487

			5,304,705

Communications—Media – 7.5%
Allbritton Communications Co.
8.00%, 5/15/18		260	271,700
CCO Holdings LLC/CCO Holdings Capital Corp.
7.00%, 1/15/19		240	259,200
Clear Channel Worldwide Holdings, Inc.
7.625%, 3/15/20(a)		285	278,587
DISH DBS Corp.
4.625%, 7/15/17(a)		165	165,206
6.625%, 10/01/14		90	96,525
7.125%, 2/01/16		100	109,750
Intelsat Jackson Holdings SA
7.25%, 10/15/20		290	305,225
Kabel Deutschland Holding AG
6.50%, 7/31/17(a)	EUR	295	380,789
Lamar Media Corp.
6.625%, 8/15/15	U.S.$	150	151,500
Mediacom LLC/Mediacom Capital Corp.
9.125%, 8/15/19		265	290,837
Nielsen Finance LLC / Nielsen Finance Co.
7.75%, 10/15/18		235	260,263
RR Donnelley & Sons Co.
7.25%, 5/15/18		150	142,875
Sinclair Television Group, Inc.
8.375%, 10/15/18		255	277,950

	Principal Amount (000)		U.S. $ Value
9.25%, 11/01/17(a)	U.S.$	130	$143,650
Telesat Canada / Telesat LLC
6.00%, 5/15/17(a)		200	203,500
Unitymedia Hessen GmbH & Co.
KG/Unitymedia NRW GmbH
7.50%, 3/15/19(a)		215	223,539
UPC Holding BV
9.875%, 4/15/18(a)		100	109,500
XM Satellite Radio, Inc.
7.625%, 11/01/18(a)		150	161,250

			3,831,846

Communications—Telecommunications – 3.2%
Cincinnati Bell, Inc.
8.25%, 10/15/17		100	104,000
Crown Castle International Corp.
7.125%, 11/01/19		90	96,525
9.00%, 1/15/15		150	163,687
Frontier Communications Corp.
7.875%, 4/15/15		83	91,300
MetroPCS Wireless, Inc.
7.875%, 9/01/18		98	101,675
Nextel Communications, Inc.
Series C
5.95%, 3/15/14		100	100,125
Sprint Nextel Corp.
9.00%, 11/15/18(a)		135	150,863
Sunrise Communications Holdings SA
8.50%, 12/31/18(a)	EUR	100	134,143
tw telecom holdings, Inc.
8.00%, 3/01/18	U.S.$	200	218,000
Wind Acquisition Finance SA
11.75%, 7/15/17(a)		150	121,125
Windstream Corp.
7.50%, 4/01/23		190	194,750
8.125%, 9/01/18		150	161,250

			1,637,443

Consumer Cyclical—Automotive – 3.3%
Allison Transmission, Inc.
7.125%, 5/15/19(a)		220	229,350
American Axle & Manufacturing Holdings, Inc.
9.25%, 1/15/17(a)		210	234,675
Commercial Vehicle Group, Inc.
7.875%, 4/15/19		150	152,438
Dana Holding Corp.
6.50%, 2/15/19		250	265,625
Delphi Corp.
5.875%, 5/15/19		150	160,125
General Motors Financial Co., Inc.
6.75%, 6/01/18		225	245,953
Schaeffler Finance BV
8.50%, 2/15/19(a)		200	213,500

	Principal Amount (000)		U.S. $ Value
Tenneco, Inc.
6.875%, 12/15/20	U.S.$	145	$156,600

			1,658,266

Consumer Cyclical—Entertainment – 1.2%
AMC Entertainment, Inc.
8.75%, 6/01/19		94	100,815
ClubCorp Club Operations, Inc.
10.00%, 12/01/18		40	42,400
NAI Entertainment Holdings LLC
8.25%, 12/15/17(a)		310	342,550
Regal Entertainment Group
9.125%, 8/15/18		100	110,000

			595,765

Consumer Cyclical—Other – 5.8%
Boardriders SA
8.875%, 12/15/17(a)	EUR	165	205,675
Caesars Entertainment Operating Co., Inc.
11.25%, 6/01/17	U.S.$	150	163,688
Centex Corp.
6.50%, 5/01/16		230	248,400
CityCenter Holdings LLC/CityCenter Finance Corp.
7.625%, 1/15/16		250	263,750
DR Horton, Inc.
4.75%, 5/15/17		200	206,125
6.50%, 4/15/16		100	108,250
Hanesbrands, Inc.
8.00%, 12/15/16		230	253,288
Jones Group, Inc. (The)
5.125%, 11/15/14		240	244,800
Lennar Corp.
Series B
6.50%, 4/15/16		270	286,200
NCL Corp., Ltd.
11.75%, 11/15/16		295	338,512
Royal Caribbean Cruises Ltd.
7.00%, 6/15/13		100	104,000
Shea Homes LP/Shea Homes Funding Corp.
8.625%, 5/15/19		150	161,250
Toll Brothers Finance Corp.
5.15%, 5/15/15		150	158,545
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
7.875%, 11/01/17		175	192,500

			2,934,983

Consumer Cyclical—Restaurants – 0.5%
CKE Restaurants, Inc.
11.375%, 7/15/18		217	247,922

Consumer Cyclical—Retailers – 2.2%
Dollar General Corp.
4.125%, 7/15/17		148	150,035

	Principal Amount (000)		U.S. $ Value
JC Penney Corp., Inc.
7.95%, 4/01/17	U.S.$	240	$240,000
Limited Brands, Inc.
6.90%, 7/15/17		125	138,750
Rite Aid Corp.
8.00%, 8/15/20		125	141,563
Sally Holdings LLC / Sally Capital, Inc.
6.875%, 11/15/19		200	217,500
Toys R US—Delaware, Inc.
7.375%, 9/01/16(a)		245	240,712

			1,128,560

Consumer Non-Cyclical – 8.9%
AMGH Merger Sub, Inc.
9.25%, 11/01/18(a)		210	218,400
ARAMARK Corp.
8.50%, 2/01/15		320	327,603
Biomet, Inc.
10.375%, 10/15/17(b)		245	261,844
Care UK Health & Social Care PLC
9.75%, 8/01/17(a)	GBP	100	160,530
CHS/Community Health Systems, Inc.
8.00%, 11/15/19	U.S.$	49	52,185
8.875%, 7/15/15		60	61,575
Constellation Brands, Inc.
7.25%, 9/01/16		75	84,938
ConvaTec Healthcare E SA
7.375%, 12/15/17(a)	EUR	200	260,693
Cott Beverages, Inc.
8.125%, 9/01/18	U.S.$	108	117,855
Dean Foods Co.
7.00%, 6/01/16		270	286,875
Elan Finance PLC/Elan Finance Corp.
8.75%, 10/15/16		225	244,406
Endo Health Solutions Inc.
7.00%, 7/15/19		240	261,000
HCA, Inc.
7.875%, 2/15/20		175	194,250
Jarden Corp.
7.50%, 5/01/17		310	347,200
JBS Finance II Ltd.
8.25%, 1/29/18(a)		150	145,500
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/01/18(a)		138	144,900
Mylan, Inc./PA
7.875%, 7/15/20(a)		155	173,794
Pharmaceutical Product Development, Inc.
9.50%, 12/01/19(a)		60	65,625
Priory Group No 3 PLC
7.00%, 2/15/18(a)	GBP	130	196,474
R&R Ice Cream PLC
8.375%, 11/15/17(a)	EUR	100	125,284
Spectrum Brands, Inc.
6.75%, 3/15/20(a)	U.S.$	125	129,063

	Principal Amount (000)		U.S. $ Value
9.50%, 6/15/18	U.S.$	180	$203,400
Stater Bros Holdings, Inc.
7.375%, 11/15/18		165	178,819
Tenet Healthcare Corp.
8.875%, 7/01/19		125	140,312
Universal Health Services, Inc.
7.00%, 10/01/18		150	161,250

			4,543,775

Energy – 5.4%
Antero Resources Finance Corp.
9.375%, 12/01/17		150	165,750
Atwood Oceanics, Inc.
6.50%, 2/01/20		29	30,305
Cie Generale de Geophysique—Veritas
9.50%, 5/15/16		170	185,725
Continental Resources, Inc./OK
8.25%, 10/01/19		115	128,513
Denbury Resources, Inc.
9.75%, 3/01/16		100	109,875
Energy XXI Gulf Coast, Inc.
7.75%, 6/15/19		100	101,000
EP Energy LLC/EP Energy Finance, Inc.
6.875%, 5/01/19(a)		112	117,040
Key Energy Services, Inc.
6.75%, 3/01/21(a)		170	164,900
McJunkin Red Man Corp.
9.50%, 12/15/16		285	307,800
Newfield Exploration Co.
7.125%, 5/15/18		180	190,575
Offshore Group Investments Ltd.
11.50%, 8/01/15		180	195,300
Oil States International, Inc.
6.50%, 6/01/19		150	156,000
Pioneer Drilling Co.
9.875%, 3/15/18(a)		145	152,250
Plains Exploration & Production Co.
7.625%, 6/01/18		175	185,937
Range Resources Corp.
7.50%, 10/01/17		175	182,875
SandRidge Energy, Inc.
9.875%, 5/15/16		115	125,925
Tesoro Corp.
6.50%, 6/01/17		240	246,600

			2,746,370

Other Industrial – 1.2%
Brightstar Corp.
9.50%, 12/01/16(a)		205	210,125
Interline Brands, Inc.
7.00%, 11/15/18		365	379,600

			589,725

Services – 1.4%
Sabre, Inc.
8.50%, 5/15/19(a)		198	200,970

	Principal Amount (000)		U.S. $ Value
Service Corp. International/US
6.75%, 4/01/16	U.S.$	230	$250,700
ServiceMaster Co./TN
10.75%, 7/15/15(a) (b)		83	85,652
West Corp.
7.875%, 1/15/19		150	156,750

			694,072

Technology – 3.1%
Avaya, Inc.
7.00%, 4/01/19(a)		151	140,053
CDW LLC/CDW Finance Corp.
8.00%, 12/15/18		340	368,900
CommScope, Inc.
8.25%, 1/15/19(a)		150	158,625
First Data Corp.
7.375%, 6/15/19(a)		150	153,000
Freescale Semiconductor, Inc.
9.25%, 4/15/18(a)		150	160,500
NXP BV/NXP Funding LLC
9.75%, 8/01/18(a)		220	250,800
Seagate Technology HDD Holdings
6.80%, 10/01/16		190	211,137
Sensata Technologies BV
6.50%, 5/15/19(a)		150	153,375

			1,596,390

Transportation—Services – 1.4%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
9.625%, 3/15/18		225	246,375
Hertz Corp. (The)
6.75%, 4/15/19		270	280,800
Oshkosh Corp.
8.25%, 3/01/17		150	164,250

			691,425

			30,379,716

Financial Institutions – 3.8%
Banking – 0.2%
Amsouth Bank/Birmingham AL Series AI
5.20%, 4/01/15		100	102,000

Finance – 3.0%
AerCap Aviation Solutions BV
6.375%, 5/30/17(a)		230	231,150
Air Lease Corp.
5.625%, 4/01/17(a)		230	226,550
Ally Financial, Inc.
4.625%, 6/26/15		230	231,425
Series 8
6.75%, 12/01/14		150	157,875
CIT Group, Inc.

	Principal Amount (000)		U.S. $ Value
5.00%, 5/15/17	U.S.$	53	$54,590
5.25%, 3/15/18		166	171,395
International Lease Finance Corp.
5.625%, 9/20/13		120	122,850
6.375%, 3/25/13		150	153,187
Sistema International Funding SA
6.95%, 5/17/19(a)		200	197,045

			1,546,067

Other Finance – 0.6%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
7.75%, 1/15/16		150	157,687
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
8.00%, 1/15/18		115	122,188

			279,875

			1,927,942

Utility – 2.8%
Electric – 2.5%
AES Corp. (The)
8.00%, 10/15/17		335	381,063
Calpine Corp.
7.25%, 10/15/17(a)		115	123,625
Series AI
7.25%, 10/15/17		150	161,250
CMS Energy Corp.
6.55%, 7/17/17		160	181,322
EDP Finance BV
5.50%, 2/18/14	EUR	100	127,443
GenOn Energy, Inc.
7.875%, 6/15/17	U.S.$	200	186,000
NRG Energy, Inc.
7.375%, 1/15/17		100	104,000

			1,264,703

Natural Gas – 0.3%
Kinder Morgan Finance Co. ULC
5.70%, 1/05/16		150	157,875

			1,422,578

Total Corporates—Non-Investment Grades (cost $33,271,716)			33,730,236

GOVERNMENTS—TREASURIES – 10.9%
Canada – 0.6%
Canadian Government Bond
3.25%, 6/01/21	CAD	280	311,738

New Zealand – 0.9%
New Zealand Government Bond
Series 415
6.00%, 4/15/15	NZD	520	455,035

	Principal Amount (000)		U.S. $ Value
United Kingdom – 1.0%
United Kingdom Gilt
2.00%, 1/22/16	GBP	200	$328,933
3.75%, 9/07/21		80	147,481

			476,414

United States – 8.4%
U.S. Treasury Bonds
3.125%, 2/15/42(c)	U.S.$	1,995	2,142,754
4.75%, 2/15/37		300	418,172
U.S. Treasury Notes
0.50%, 10/15/13		1,100	1,103,007
2.00%, 2/15/22		600	620,203

			4,284,136

Total Governments—Treasuries (cost $5,365,033)			5,527,323

CORPORATES—INVESTMENT GRADES – 7.0%
Industrial – 3.8%
Basic – 0.7%
ArcelorMittal
4.50%, 2/25/17		135	132,936
CF Industries, Inc.
6.875%, 5/01/18		125	148,281
Georgia-Pacific LLC
8.25%, 5/01/16(a)		75	82,618

			363,835

Communications—Telecommunications – 0.7%
Qwest Communications International, Inc.
7.125%, 4/01/18		105	110,775
Telefonica Emisiones SAU
3.992%, 2/16/16		270	241,374

			352,149

Consumer Cyclical—Automotive – 0.4%
Ford Motor Credit Co. LLC
3.875%, 1/15/15		200	205,963

Consumer Cyclical—Other – 0.3%
Seminole Indian Tribe of Florida
7.75%, 10/01/17(a)		135	147,150

Consumer Cyclical—Retailers – 0.8%
Macy’s Retail Holdings, Inc.
5.90%, 12/01/16		150	172,899
QVC, Inc.
7.375%, 10/15/20(a)		215	238,112

			411,011

Energy – 0.6%
Pioneer Natural Resources Co.
5.875%, 7/15/16		125	138,934

	Principal Amount (000)		U.S. $ Value
Transocean, Inc.
5.05%, 12/15/16	U.S.$	150	$162,697

			301,631

Other Industrial – 0.3%
URS Corp.
3.85%, 4/01/17(a)		135	133,316

			1,915,055

Financial Institutions – 2.6%
Banking – 1.6%
Macquarie Group Ltd.
7.30%, 8/01/14(a)		150	159,695
Regions Financial Corp.
5.75%, 6/15/15		235	246,750
Sovereign Bank/Wilmington DE
8.75%, 5/30/18		250	271,038
Zions Bancorporation
4.50%, 3/27/17		100	100,541

			778,024

Brokerage – 0.4%
Grupo Aval Ltd.
5.25%, 2/01/17(a)		200	209,027

Finance – 0.3%
SLM Corp.
6.25%, 1/25/16		150	157,500

Insurance – 0.3%
American International Group, Inc.
4.875%, 9/15/16		150	159,110

			1,303,661

Utility – 0.3%
Natural Gas – 0.3%
Tennessee Gas Pipeline Co. LLC
8.00%, 2/01/16		140	164,689

Non Corporate Sectors – 0.3%
Agencies—Not Government Guaranteed – 0.3%
Petrobras International Finance Co.—Pifco
3.50%, 2/06/17		155	159,105

Total Corporates—Investment Grades (cost $3,458,612)			3,542,510

BANK LOANS – 4.1%
Industrial – 3.8%
Communications—Media – 0.5%
Crown Media Holdings, Inc.
5.75%, 7/14/18(d)		136	135,318
LIN Television Corp.
5.00%, 12/21/18(d)		149	149,001

			284,319

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical—Automotive – 0.3%
TI Group Automotive Systems, L.L.C.
6.75%, 3/14/18(d)	U.S.$	150	$146,009

Consumer Cyclical—Other – 0.5%
Jazz Pharmaceutical Public Ltd.
5.25%, 6/12/18(d)		250	248,125

Consumer Cyclical—Restaurants – 0.3%
Dunkin’ Brands, Inc.
4.00%, 11/23/17(d)		147	145,205

Consumer Cyclical—Retailers – 0.6%
Lord & Taylor Holdings, LLC (LT Propco, LLC)
5.75%, 1/11/19(d)		150	149,314
PetCo Animal Supplies, Inc.
4.50%, 11/24/17(d)		148	147,148

			296,462

Consumer Non-Cyclical – 1.2%
Del Monte Foods Company
4.50%, 3/08/18(d)		144	141,922
Emergency Medical Services Corporation
5.25%, 5/25/18(d)		156	153,899
Pharmaceutical Product Development, Inc. (Jaguar Holdings, LLC)
6.25%, 12/05/18(d)		149	149,810
Wolverine Worldwide, Inc.
5/01/19(e)		150	149,812

			595,443

Services – 0.3%
Collins & Aikman Floorcoverings, Inc. (Tandus)
2.74%-2.75%, 5/08/14(d)		156	148,540

Technology – 0.1%
Eastman Kodak Company
8.50%, 7/20/13(d)		48	47,507

			1,911,610

Financial Institutions – 0.3%
Insurance – 0.3%
Asurion, LLC (fka Asurion Corporation)
5.50%, 5/24/18(d)		148	147,264

Total Bank Loans (cost $2,039,563)			2,058,874

	Principal Amount (000)		U.S. $ Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.3%
Non-Agency Fixed Rate CMBS – 2.0%
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class AJ
5.394%, 7/15/44	U.S.$	190	$185,265
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class AM
5.475%, 3/10/39		250	248,085
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-LD12, Class AM
6.251%, 2/15/51		150	149,711
Series 2007-LDPX, Class AM
5.464%, 1/15/49		122	119,241
LB Commercial Conduit Mortgage Trust
Series 2007-C3, Class AM
6.109%, 7/15/44		135	135,676
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class AJ
5.276%, 2/15/41		185	171,626

			1,009,604

Non-Agency Floating Rate CMBS – 0.3%
Morgan Stanley Capital I, Inc.
Series 2007-T27, Class AJ
5.824%, 6/11/42		195	169,069

Total Commercial Mortgage-Backed Securities (cost $1,164,775)			1,178,673

QUASI-SOVEREIGNS – 1.0%
Quasi-Sovereign Bonds – 1.0%
Kazakhstan – 0.3%
KazMunayGas National Co.
11.75%, 1/23/15(a)		125	148,744

Luxembourg – 0.3%
Russian Agricultural Bank OJSC Via RSHB Capital SA
9.00%, 6/11/14(a)		125	137,509

Russia – 0.2%
Russian Agricultural Bank OJSC Via RSHB Capital SA
6.299%, 5/15/17(a)		100	105,750

Ukraine – 0.2%
National JSC Naftogaz of Ukraine
9.50%, 9/30/14		100	95,875

Total Quasi-Sovereigns (cost $475,418)			487,878

Company	Shares		U.S. $ Value
PREFERRED STOCKS – 0.8%
Financial Institutions – 0.8%
Banking – 0.4%
US Bancorp
6.50%		3,000	$85,740
Zions Bancorporation
9.50%		4,000	104,880

			190,620

Finance – 0.3%
Citigroup Capital XII
8.50%		7,000	175,875

REITS – 0.1%
Health Care REIT, Inc.
6.50%		925	23,790

Total Preferred Stocks (cost $377,775)			390,285

	Principal Amount (000)
GOVERNMENTS—SOVEREIGN BONDS – 0.7%
Croatia – 0.5%
Croatia Government International Bond
6.25%, 4/27/17(a)	U.S.$	265	263,750

Lithuania – 0.2%
Republic of Lithuania
6.75%, 1/15/15(a)		100	108,000

Total Governments—Sovereign Bonds (cost $368,108)			371,750

EMERGING MARKETS—CORPORATE BONDS – 0.6%
Industrial – 0.2%
Communications—Media – 0.2%
Columbus International, Inc.
11.50%, 11/20/14(a)		100	106,504

Utility – 0.4%
Electric – 0.4%
Listrindo Capital BV
6.95%, 2/21/19(a)		200	205,550

Total Emerging Markets—Corporate Bonds (cost $305,631)			312,054

EMERGING MARKETS—SOVEREIGNS – 0.5%
Sri Lanka – 0.3%
Sri Lanka
7.40%, 1/22/15(a)		160	171,200

	Principal Amount (000)		U.S. $ Value
Ukraine – 0.2%
Ukraine Government International Bond
6.875%, 9/23/15(a)	U.S.$	100	$92,500

Total Emerging Markets—Sovereigns (cost $261,046)			263,700

	Contracts
OPTIONS PURCHASED—PUTS – 0.2%
Options on Funds and Investment Trusts – 0.2%
SPDR S&P 500 ETF Trust
Expiration: Jul 2012, Exercise Price: $ 142.00 (f) (g)		50	28,925
SPDR S&P 500 ETF Trust
Expiration: Aug 2012, Exercise Price: $ 133.00 (f) (g)		78	15,873
SPDR S&P 500 ETF Trust
Expiration: Aug 2012, Exercise Price: $ 134.00 (f) (g)		83	19,339
SPDR S&P 500 ETF Trust
Expiration: Sep 2012, Exercise Price: $ 132.00 (f) (g)		49	15,288
SPDR S&P 500 ETF Trust
Expiration: Sep 2012, Exercise Price: $ 135.00 (f) (g)		61	25,010

			104,435

Option on Futures Contracts – 0.0%
U.S. T-Note 10 Yr Futures
Expiration: Aug 2012, Exercise Price: $ 132.50 (f) (h)		13	8,531

	Notional Amount (000)
Swaptions – 0.0%
IRS USD RTP Swaption
Expiration: Aug 2012, Exercise Price: $ 2.00 (f)		730	3,884

	Contracts
Options on Forward Contracts – 0.0%
AUD/USD
Expiration: Jul 2012, Exercise Price: AUD1.06 (f)		4,170,000	1,921

Total Options Purchased—Puts (cost $200,254)			118,771

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS—SOVEREIGN AGENCIES – 0.2%
Norway – 0.2%
Eksportfinans ASA
2.00%, 9/15/15	U.S.$	13	$11,634
2.375%, 5/25/16		112	99,554

Total Governments—Sovereign Agencies (cost $107,151)			111,188

	Shares
SHORT-TERM INVESTMENTS – 5.3%
Investment Companies – 0.7%
AllianceBernstein Fixed-Income Shares, Inc.—
Government STIF Portfolio, 0.14%(i) (cost $336,814)		336,814	336,814

	Principal Amount (000)
U.S. Treasury Bill – 4.6%
U.S. Treasury Bill
Zero Coupon, 9/27/12 (cost $2,349,233)	U.S.$	2,350	2,349,233

Total Short-Term Investments (cost $2,686,047)			2,686,047

Total Investments – 100.0% (cost $50,081,129)(j)			50,779,289
Other assets less liabilities – 0.0%			(1,638)

Net Assets – 100.0%			$50,777,651

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Barclays Bank PLC Wholesale:
Euro settling 8/03/12	162	$201,903	$204,564	$(2,661)
Citibank NA:
New Zealand Dollar settling 7/19/12	564	427,390	450,882	(23,492)
Deutsche Bank AG London:
Canadian Dollar settling 8/10/12	311	303,346	305,278	(1,932)
UBS AG:
Euro settling 8/03/12	798	1,008,795	1,009,520	(725)
Great British Pound settling 8/03/12	522	821,058	817,423	3,635

				$(25,175)

CREDIT DEFAULT SWAPTIONS WRITTEN
Description	Counter- party	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums	Market Value
Put CDX-NAHYS18V1-5 Year Index	Bank of America, NA	Sell	94%	08/15/2012	$1,450	$37,897	$(12,738)
Put CDX-NAHYS18V1-5 Year Index	Bank of America, NA	Sell	97	07/18/2012	1,000	24,400	(19,117)
Put CDX-NAHYS18V1-5 Year Index	Bank of America, NA	Sell	98	09/19/2012	1,130	45,200	(23,337)
Put CDX-NAHYS18V2-5 Year Index	Bank of America, NA	Sell	93	09/19/2012	1,000	33,363	(13,400)
Put CDX-NAHYS18V2-5 Year Index	Bank of America, NA	Sell	94	08/15/2012	800	17,028	(7,028)
Put CDX-NAHYS18V2-5 Year Index	UBS AG	Sell	94	08/15/2012	700	14,900	(6,149)

							$(81,769)

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	$340	6/11/22	1.83%	3 Month LIBOR	$(1,692)
JPMorgan Chase Bank, NA	580	5/1/22	2.073	3 Month LIBOR	(17,635)
Morgan Stanley Capital Services Inc.	3,950	2/17/22	2.01%	3 Month LIBOR	(97,574)

					$(116,901)

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2012	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA:

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2012	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-EMS17V1-5 Year Index, 6/20/17*	(5.00)%	2.79%	$900	$(89,475)	$(104,312)	$14,837
CDX-NAIGS18V1-5 Year Index, 6/20/17*	(1.00)	1.12	2,000	10,917	(5,918)	16,835
Morgan Stanley Capital Services Inc.:
CDX-EMS17V1-5 Year Index, 6/20/17*	(5.00)	2.79	1,000	(99,417)	(123,015)	23,598
CDX-NAHYS18V2-5 Year Index, 06/20/17*	(5.00)	5.89	740	24,667	44,002	(19,335)
CDX-NAIGS17V1-5 Year Index, 12/20/16*	(1.00)	1.03	1,000	1,065	11,320	(10,255)

Sale Contracts
Bank of America NA:
Amkor Technology, Inc., 7.375%, 5/1/18, 6/20/17*	5.00	5.82	60	(2,028)	(2,202)	174
CDX-NAHYS14V4-5 Year Index, 06/20/15*	5.00	4.12	2,160	54,900	16,497	38,403
The Goodyear Tire & Rubber Co., 7.00%, 3/15/28, 6/20/17*	5.00	6.60	140	(8,964)	(11,643)	2,679
Barclays Bank PLC:
Community Health Systems, Inc., 8.875%, 7/15/15, 6/20/17*	5.00	5.22	150	(1,333)	(9,534)	8,201
Health Management Associates, Inc., 6.125%, 4/15/16, 6/20/17*	5.00	5.00	180	81	(1,073)	1,154
M.D.C. Holdings, Inc., 5.625%, 2/1/20, 6/20/17*	1.00	1.69	180	(5,895)	(9,316)	3,421
MGM Resorts International, 7.625%, 1/15/17, 6/20/17*	5.00	6.98	180	(14,167)	(15,850)	1,683

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2012	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Virgin Media Finance PLC, 9.50%, 8/15/16, 6/20/17*	5.00%	3.86%	$ 340	$17,210	$7,754	$9,456
Citibank, NA:
Amkor Technology, Inc., 7.375%, 5/1/18, 6/20/17*	5.00	5.82	140	(4,732)	(11,295)	6,563
ITRAXX-XOVERS17V1-5 Year Index, 06/20/17*	5.00	6.61	EUR 590	(44,132)	(57,571)	13,439
Levi Strauss & Co., 8.875%, 4/1/16, 6/20/17*	5.00	5.50	$ 160	(3,289)	(6,262)	2,973
SLM Corp., 6.25%, 1/25/16, 6/20/17*	5.00	4.34	70	2,056	(1,242)	3,298
Goldman Sachs International:
Community Health Systems, Inc., 8.875%, 7/15/15, 9/20/16*	5.00	4.74	130	1,476	219	1,257
Community Health Systems, Inc., 8.875%, 7/15/15, 9/20/16*	5.00	4.74	130	1,476	219	1,257
JPMorgan Chase Bank, NA:
AK Steel Corp., 7.625%, 5/15/20, 3/20/17*	5.00	10.53	180	(33,040)	(14,886)	(18,154)
Community Health Systems, Inc., 8.875%, 7/15/15, 12/20/16*	5.00	4.90	100	432	(9,101)	9,533
Levi Strauss & Co., 8.875%, 4/1/16, 12/20/16*	5.00	5.20	150	(1,087)	(7,337)	6,250
M.D.C. Holdings, Inc., 5.625%, 2/1/20, 12/20/16*	5.00	1.55	150	22,354	8,323	14,031
MGM Resorts International, 7.625%, 1/15/17, 12/20/14*	5.00	4.01	100	2,037	(4,081)	6,118

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2012	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services Inc.:
Amkor Technology, Inc., 6.625%, 6/1/21, 12/20/16*	5.00%	5.50%	$ 150	$(2,863)	$(6,161)	$3,298
CDX-NAHYS15V2-3 Year Index, 12/20/13*	5.00	2.68	960	32,800	(9,535)	42,335
CDX-NAHYS15V2-3 Year Index, 12/20/13*	5.00	2.68	960	32,800	(6,935)	39,735
CDX-NAHYS15V3-3 Year Index, 12/20/13*	5.00	2.70	1,440	49,148	(15,881)	65,029
CDX-NAHYS17V2-5 Year Index, 12/20/16*	5.00	5.65	960	(21,200)	(65,529)	44,329
CDX-NAHYS17V3-5 Year Index, 12/20/16*	5.00	5.65	480	(10,600)	(37,558)	26,958
CDX-NAHYS18V1-5 Year Index, 06/20/17*	5.00	5.89	248	(8,250)	(17,415)	9,165
CDX-NAIGS17V1-5 Year Index, 12/20/16*	1.00	1.03	150	(160)	256	(416)
Ford Motor Co., 6.50%, 8/1/18, 12/20/16*	5.00	2.62	150	15,030	5,353	9,677
Goodyear Tire & Rubber Co., 7.00%, 3/15/28, 12/20/16*	5.00	6.27	100	(4,724)	(3,641)	(1,083)
NXP BV 8.625%, 10/15/15, 6/20/17*	5.00	5.60	EUR 110	(3,365)	(7,006)	3,641
Sanmina-SCI Corp., 8.125%, 3/1/16, 12/20/16*	5.00	5.17	$ 150	(924)	(14,818)	13,894
UBS AG:
Goodyear Tire & Rubber Co., 7.00%, 3/15/28, 6/20/17*	5.00	6.60	130	(8,324)	(10,958)	2,634
Health Management Associates, Inc., 6.125%, 4/15/16, 6/20/17*	5.00	5.00	160	71	(3,457)	3,528

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2012	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Levi Strauss & Co., 8.875%, 4/1/16, 6/20/17*	5.00%	5.50%	$40	$(822)	$(2,394)	$1,572
SLM Corp., 6.25%, 1/25/16, 6/20/17*	5.65	4.67	120	1,839	(3,050)	4,889
Tenet Healthcare Corp., 6.875%, 11/15/31, 6/20/17*	5.00	6.42	100	(5,728)	(5,507)	(221)

				$(104,160)	$(510,540)	$406,380

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the aggregate market value of these securities amounted to $12,657,613 or 24.9% of net assets.
(b)	Pay-In-Kind Payments (PIK).
(c)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $254,000.
(d)	Floating Rate Security. Stated interest rate was in effect at June 30, 2012.
(e)	This position or a portion of this position represents an unsettled loan purchase. At June 30, 2012, the market value and unrealized gain of these unsettled loan purchases amounted to $149,812 and $1,313, respectively. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(f)	Non-income producing security.
(g)	One contract relates to 100 shares.
(h)	One contract relates to 1000 shares.
(i)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(j)	As of June 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $910,619 and gross unrealized depreciation of investments was $(212,460), resulting in net unrealized appreciation of $698,159.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

EUR – Euro

GBP – Great British Pound

NZD – New Zealand Dollar

Glossary:

CDX-EM – Emerging Market Credit Default Swap Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

OJSC – Open Joint Stock Company

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN *

June 30, 2012 (unaudited)
76.7%	United States
2.4%	Luxembourg
2.2%	United Kingdom
1.8%	Germany
1.8%	Netherlands
1.3%	Canada
1.0%	Ireland
0.9%	New Zealand
0.6%	Brazil
0.6%	India
0.6%	Russia
0.5%	Croatia
0.5%	Spain
3.8%	Other
5.3%	Short-Term

100.0%	Total Investments

*	All data are as of June 30, 2012. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.4% or less in the following countries: Australia, Barbados, Colombia, France, Indonesia, Italy, Kazakhstan, Lithuania, Norway, Portugal, Sri Lanka, Switzerland and Ukraine.

AllianceBernstein Bond Fund—Limited Duration High Income Portfolio

June 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets:
Corporates—Non-Investment Grades	$—	$33,503,686	$226,550	$33,730,236
Governments—Treasuries	—	5,527,323	—	5,527,323
Corporates—Investment Grades	—	3,542,510	—	3,542,510
Bank Loans	—	—	2,058,874	2,058,874
Commercial Mortgage-Backed Securities	—	—	1,178,673	1,178,673
Quasi-Sovereigns	—	392,003	95,875	487,878
Preferred Stocks	390,285	—	—	390,285
Governments—Sovereign Bonds	—	371,750	—	371,750
Emerging Markets—Corporate Bonds	—	312,054	—	312,054
Emerging Markets—Sovereigns	—	263,700	—	263,700
Options Purchased—Puts	—	114,887	3,884	118,771
Governments—Sovereign Agencies	—	111,188	—	111,188
Short-Term Investments:
Investment Companies	336,814	—	—	336,814
U.S. Treasury Bill	—	2,349,233	—	2,349,233

Total Investments in Securities	727,099	46,488,334	3,563,856	50,779,289
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	—	3,635	—	3,635
Credit Default Swap Contracts	—	455,844	—	455,844
Liabilities:
Forward Currency Exchange Contracts	—	(28,810)	—	(28,810)
Credit Default Swaptions Written	—	(81,769)	—	(81,769)
Interest Rate Swap Contracts	—	(116,901)	—	(116,901)
Credit Default Swap Contracts	—	(49,464)	—	(49,464)

Total	$727,099	$46,670,869	$3,563,856	$50,961,824

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Corporates - Non- Investment Grades	Bank Loans	Commercial Mortgage-Backed Securities
Balance as of 12/7/11(a)	$—	$—	$—
Accrued discounts/(premiums)	68	4,437	779
Realized gain (loss)	—	2,087	—
Change in unrealized appreciation/depreciation	257	19,311	13,897
Purchases	226,225	2,098,218	1,163,997
Sales	—	(65,179)	—
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 6/30/12	$226,550	$2,058,874	$1,178,673

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/12	$257	$19,311	$13,897

	Quasi-Sovereigns	Options Purchased - Puts	Total
Balance as of 12/7/11(a)	$—	$—	$—
Accrued discounts/(premiums)	1,142	—	6,426
Realized gain (loss)	—	—	2,087
Change in unrealized appreciation/depreciation	1,358	(5,679)	29,144
Purchases	93,375	9,563	3,591,378
Sales	—	—	(65,179)
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 6/30/12	$95,875	$3,884	$3,563,856

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/12	$1,358	$(5,679)	$29,144

(a)	Commencement of operations.

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at June 30, 2012:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/2012	Valuation Technique	Unobservable Input	Range
Commercial Mortgage-Backed Securities	$1,178,673	Discounted Cash Flow	Yield	5.697-8.91%
			Spread over Treasury	4.8-7.93%
Bank Loans	$2,058,874	Vendor Pricing	Composite of Quotes	$95-100.375

Asset-Backed Securities, Commercial Mortgage-Backed Securities and Collateralized Mortgage Obligations

Within the non-Agency Mortgage Backed (RMBS and CMO) as well as the non-Credit Card or non-Auto Loan backed Asset Backed Securities, due to the relative illiquidity of these markets, the inability of the Fund to observe trading activity in the markets, and the broker quotes not being indicative to trade, the Fund has determined securities in these sectors generally warrant a Level 3 classification.

Because of the wide range of spreads and relatively low trading activity of similar securities, the Fund’s Valuation Committee engages in a regular review process of such securities which meets as often as daily, and involves (as needed) participation from the Mortgage Trading Desk, Fixed Income Research, Risk, Pricing Group, Fund Accounting and Legal. The Fund’s Pricing Group gathers prices from Pricing Direct and IDC (and other vendors as deemed appropriate over time) and from major recognized brokers who make a market in these instruments. The Fund’s trading desk reports on trading activity and engages in dialogue with the trading personnel at the brokers. This review covers the entire portfolio of securities in this sector.

Because the Fund has declared these instruments as Level 3 (due to wide spreads, low quality ratings, and relatively low trading activity), significant inputs (including Constant Prepayment Rate (“CPR”), Loss Severity, and Probability of Default) generally considered observable are deemed unobservable in these asset classes. The Fund’s Valuation Committee periodically reviews these asset classes (as a standing practice) to confirm that the status remains unchanged.

The significant unobservable inputs used in the fair value measurement of the Fund’s Collateralized Mortgage Obligation Securities are CPR, Loss Severity, and Probability of Default. On non-evaluated assets, broker quotes are used when other market information not available to produce an evaluation and are considered non-observable. Generally, a change in the assumption used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for prepayment rates.

The significant unobservable inputs used in the fair value measurement of the Fund’s Private Corporate and Asset Backed Securities are the spread over the public curve as well as the spreads or yields on the non-rated instruments.

Bank Loans

The significant unobservable inputs used in the fair value measurement of the Fund’s Bank Loans are the market quotes that are received by the vendor and aggregated into the consensus price.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date: August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date: August 23, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: August 23, 2012